Current Portion of Long-Term Debt (Details Textual) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Current Portion of Long-Term Debt (Textual)
Interest expense on long-term debt	$ 75	$ 77
Note payable - Celtic Bank [Member]
Current Portion of Long-Term Debt (Textual)
Note payable term	15 years
Note payable date of commencement	Jul. 11, 2007
Original principal amount	$ 1,250
Accrued interest rate on prime rate, description	Prime Rate plus 2% (Prime rate 3.25% plus 2% for 2015).
Note repayment date	January 2016
Note payable - B&B Merritt [Member]
Current Portion of Long-Term Debt (Textual)
Note payable date of commencement	Jan. 01, 2015
Note payable, interest rate	10.00%
Debt Instrument, Maturity Date	Oct. 31, 2016
Debt conversion, description	Upon maturity or anytime prior, so long as the Company has not exercised its right to prepay this note, the lender can exercise its option to convert this note to equity in the Company, with 30 day advance written notice, and acquire up to 3,000 unrestricted Class A Common Shares of Ecoark at $1.00 per share, which consistent with the Merger Agreement is now 1,500 shares of Ecoark Holdings at $2.00 per share. The principal amount along with any accrued interest thereon, if converted to equity shall be deemed fully paid.